Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
		December 31,	December 31,
Description	Level	2019	2018
Assets:
Marketable securities held in Trust Account	1	$204,322,796	$200,471,972